Annual Fund Operating Expenses - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS INC	Dec. 01, 2025
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.30%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.30%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND, A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.30%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	2.13%
Fee Waiver or Reimbursement	(0.30%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	1.63%
Fee Waiver or Reimbursement	(0.30%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.30%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: CONSERVATIVE FUND | STRATEGIC ALLOCATION: CONSERVATIVE FUND R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.30%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.43%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.43%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.43%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	2.26%
Fee Waiver or Reimbursement	(0.43%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.83%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	1.76%
Fee Waiver or Reimbursement	(0.43%)	[3],[4]
Net Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.43%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: MODERATE FUND | STRATEGIC ALLOCATION: MODERATE FUND R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.43%)	[3],[4]
Net Expenses (as a percentage of Assets)	0.48%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.54%)	[5],[6]
Net Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.54%)	[5],[6]
Net Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.54%)	[5],[6]
Net Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	2.33%
Fee Waiver or Reimbursement	(0.54%)	[5],[6]
Net Expenses (as a percentage of Assets)	1.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	1.83%
Fee Waiver or Reimbursement	(0.54%)	[5],[6]
Net Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.54%)	[5],[6]
Net Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
STRATEGIC ALLOCATION: AGGRESSIVE FUND | STRATEGIC ALLOCATION: AGGRESSIVE FUND R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.17%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.54%)	[5],[6]
Net Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026

[1]	The advisor also agreed to waive an additional 0.19 percentage points of the fund’s management fee. The advisor expects this fee waiver to continue until November 30, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[2]	The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of American Century advised underlying funds. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.
[3]	The advisor also agreed to waive an additional 0.29 percentage points of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[4]	The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of American Century advised underlying funds. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.
[5]	The advisor also agreed to waive an additional 0.37 percentage points of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.
[6]	The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of American Century advised underlying funds. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.